Finance costs	12 Months Ended
Dec. 31, 2017
Finance Costs
Finance costs
24.	Finance costs

This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Interest on senior notes, net of capitalization, note 14	45,358	44,729	8,108
Finance cost on cross currency swaps	26,140	27,800	25,169
Amortization of costs of issuance of senior notes	1,644	1,644	1,644
Other	95	94	1,098

Total interest expense	73,237	74,267	36,019
Unwinding of discount of long-term incentive plan, note 13	522	345	788
Unwinding of discount of other receivables	—	785	—

Total finance costs	73,759	75,397	36,807